Cover	6 Months Ended
Jun. 30, 2026
Cover [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2026
Entity File Number	001-41576
Registrant Name	ECARX Holdings Inc.
Entity Address, Address Line One	Second Floor NorthInternational House1 St. Katharine’s Way
Entity Address, City or Town	London E1W 1UN
Entity Address, Country	GB
Central Index Key	0001861974
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q2
Amendment Flag	false
Current Fiscal Year End Date	--12-31